Legal proceedings and regulatory matters (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2021	Jun. 30, 2020 financial_institution	Dec. 31, 2016	Apr. 30, 2016 action	Jun. 30, 2022 GBP (£) action lawsuit plaintiff claim	Dec. 31, 2021 GBP (£) hearing	Jun. 30, 2022 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £						£ 19,878	£ 27,254
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $									$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $									$ 4,000
Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $								$ 600
Cayman Islands litigation
Disclosure of contingent liabilities [line items]
Number of hearings | hearing							2
Anti-money laundering and sanctions-related matters | HSBC Holdings | New York
Disclosure of contingent liabilities [line items]
Number of pending claims						9
Number of claims dismissed						5
Number of claims on appeal						2
Number of claims subject to appeal						3
Number of remaining actions at a very early stage						4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period				1 month
% Increase estimated financial effect of contingent liabilities		5.00%
Number of groups of plaintiffs | plaintiff						5
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | lawsuit						2
Expense from fines and penalties | €	€ 174.3
Number of financial institutions | financial_institution			28
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed					2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | claim						2